VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.8%
Australia : 2.7%
ASX Ltd. † 8,765 $ 299,908
Endeavour Group Ltd. 70,587 171,972
471,880
Belgium : 1.1%
Anheuser-Busch InBev SA 2,922 187,417
Underline
Brazil : 1.9%
Ambev SA 129,900 326,978
Underline
China : 18.3%
Alibaba Group Holding Ltd.
(HKD) 8,800 161,560
Baidu, Inc. (HKD) * 22,750 374,090
Inner Mongolia Yili Industrial
Group Co. Ltd. 42,300 173,443
JD.com, Inc. (HKD) 22,400 322,061
Jiangsu Yanghe Distillery Co.
Ltd. 35,900 312,359
Luzhou Laojiao Co. Ltd. 18,600 310,004
Prosus NV (EUR) 2,888 178,708
SF Holding Co. Ltd. 60,600 332,682
Tencent Holdings Ltd. (HKD) 4,400 337,637
Wuliangye Yibin Co. Ltd. 20,300 308,208
Yum China Holdings, Inc.
(USD) 7,599 362,776
3,173,528
France : 6.1%
Bureau Veritas SA 11,161 354,837
Dassault Aviation SA 549 175,900
Safran SA 516 179,617
Thales SA 1,292 348,315
1,058,669
Germany : 7.0%
HENSOLDT AG * 2,120 181,461
MTU Aero Engines AG 417 172,748
Rheinmetall AG 172 313,596
Sartorius Stedim Biotech 842 206,681
Siemens Healthineers AG
144A 6,492 340,078
1,214,564
Japan : 6.0%
FANUC Corp. † 6,100 237,227
Hoya Corp. 1,200 181,881
Kao Corp. 4,300 171,505
LY Corp. 52,300 139,074
Sony Group Corp. 6,100 156,366
ZOZO, Inc. 18,200 149,992
1,036,045
Netherlands : 9.0%
Adyen NV 144A * 217 349,706
BE Semiconductor Industries
NV 1,245 194,514
Heineken NV 2,211 182,306
Koninklijke Philips NV * † 12,489 339,849
NXP Semiconductors NV
(USD) 752 163,229
Universal Music Group NV † 13,079 340,750
1,570,354
Number
of Shares Value
New Zealand : 1.0%
Auckland International
Airport Ltd. 37,446 $ 179,373
Underline
Norway : 1.0%
Konsberg Gruppen ASA 6,950 177,975
Underline
Switzerland : 3.5%
Roche Holding AG 930 383,990
Temenos AG 2,264 225,116
609,106
Taiwan : 3.3%
ADVANTECH CO LTD 19,000 173,721
Taiwan Semiconductor
Manufacturing Co. Ltd. 8,000 393,258
566,979
United Kingdom : 10.0%
BAE Systems PLC 14,606 335,434
GSK PLC 15,650 382,869
Intertek Group PLC 2,857 176,800
Melrose Industries PLC 43,161 339,676
Reckitt Benckiser Group PLC 2,194 177,155
Spirax Group PLC 3,645 332,425
1,744,359
United States : 28.9%
Agilent Technologies, Inc. 1,358 184,783
Airbnb, Inc. * 1,393 189,058
Bristol-Myers Squibb Co. 7,015 378,389
Charles Schwab Corp. 1,814 181,237
Estee Lauder Cos, Inc. 1,961 205,356
Etsy, Inc. * 6,040 334,858
Fortinet, Inc. * 2,205 175,099
GE HealthCare Technologies,
Inc. 2,075 170,191
Huntington Ingalls
Industries, Inc. 546 185,678
Kenvue, Inc. 9,334 161,011
LPL Financial Holdings, Inc. 468 167,156
Masco Corp. 2,274 144,308
Meta Platforms, Inc. 228 150,501
Microsoft Corp. 336 162,496
Mondelez International, Inc. 3,148 169,457
NIKE, Inc. 2,381 151,694
Northrop Grumman Corp. 312 177,906
NVIDIA Corp. 929 173,258
Oracle Corp. 782 152,420
Otis Worldwide Corp. 2,002 174,875
Salesforce, Inc. 677 179,344
TransUnion 1,879 161,124
US Bancorp 6,843 365,142
Walt Disney Co. 1,601 182,146
Workday, Inc. * 780 167,528
Zimmer Biomet Holdings,
Inc. 1,859 167,161
5,012,176
Total Common Stocks
(Cost: $15,850,305) 17,329,403

VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.3%
Money Market Fund: 2.3%
(Cost: $407,609)
Number
of Shares Value
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.80%(a) 407,609 $ 407,609
Total Investments: 102.1%
(Cost: $16,257,914) 17,737,012
Liabilities in excess of other assets: (2.1)% (358,246)
NET ASSETS: 100.0% $ 17,378,766
Definitions:
EUR Euro
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $568,434.
* Non-income producing
(a) Rate shown is the 7-day yield as of 12/31/25.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $689,784, or 4.0% of net assets.
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 17,329,403
Australia $ — $ 471,880 $ — $ 471,880
Belgium — 187,417 — 187,417
Brazil — 326,978 — 326,978
China 362,776 2,810,752 — 3,173,528
France — 1,058,669 — 1,058,669
Germany — 1,214,564 — 1,214,564
Japan — 1,036,045 — 1,036,045
Netherlands 163,229 1,407,125 — 1,570,354
New Zealand 179,373 — — 179,373
Norway — 177,975 — 177,975
Switzerland — 609,106 — 609,106
Taiwan — 566,979 — 566,979
United Kingdom — 1,744,359 — 1,744,359
United States 5,012,176 — — 5,012,176
Money Market Fund 407,609 — — 407,609
Total Investments $ 6,125,163 $ 11,611,849 $ — $ 17,737,012